ACQUISITIONS AND DIVESTITURES - Narrative (Details) shares in Thousands, $ in Thousands								3 Months Ended			12 Months Ended
	Feb. 03, 2019 USD ($) shares	Sep. 24, 2018 USD ($)	May 09, 2018 USD ($) shares	Dec. 01, 2017 USD ($) shares	Jun. 09, 2017 USD ($)	Apr. 06, 2017 USD ($)	Mar. 28, 2017	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 02, 2018 shares	Sep. 30, 2017 USD ($)	Jun. 07, 2017 USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash consideration received											$ 0	$ 990,000
Goodwill (note 20b)								$ 1,330,000			$ 1,176,000	1,330,000
Decrease in non-controlling interest (note 4b)												$ (493,000)
Robertson Property
Disclosure of detailed information about business combination [line items]
Cash transferred															$ 16,000
Number of shares issued (shares) | shares															4,150
Value of shares issued															$ 1,000
Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold											50.00%
Proportion of ownership in joint operation											50.00%
Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold					25.00%		25.00%				25.00%
Gains (losses) recognised when control of subsidiary is lost									$ 193,000
Proportion of ownership interest in subsidiary					50.00%
Proportion of ownership in joint operation					50.00%						50.00%
Implied fair value from consideration received in deconsolidation					$ 1,200,000
Impairment loss (reversal of loss)										$ 1,120,000
Percentage of voting equity interests acquired					100.00%
Shandong
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ 300,000
Number of equity interests acquired (shares) | shares													120,000
Shandong | Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold						50.00%
Cash consideration received						$ 990,000
Working capital adjustment								$ 30,000
Gains (losses) recognised when control of subsidiary is lost						$ 718,000
Proportion of ownership interest in subsidiary						50.00%
Goodwill (note 20b)											$ 154,000
Goldcorp | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold					25.00%
Decrease in non-controlling interest (note 4b)					$ 260,000
Divestiture consideration, investment commitment					520,000
Divestiture consideration, minimum payments of project expenditures in first 2 years					60,000
Divestiture consideration, minimum payments of project expenditures in successive 2 year periods					$ 80,000
Funding commitment interest rate					475.00%
Divestiture consideration, percent of cash payment of shortfall if minimum project expenditures not met in 2 year period					50.00%
Goldcorp | Cerro Casale | Quebrada Seca Property
Disclosure of detailed information about business combination [line items]
Cash consideration received					$ 40,000
Percentage of voting equity interests acquired					100.00%
Royalty percent receivable on 25% of the gross revenues from metal production					1.25%
Percentage of Gross Revenue Subject to Royalty					25.00%
Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Divestiture consideration, investment commitment														$ 520,000
Percentage of voting equity interests acquired														100.00%
Total acquisition cost														$ 157,000
Receivables recognised in a business combination														163,000
Kinross | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold					25.00%
Short Term [Member] | Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Receivables recognised in a business combination														20,000
Long Term [Member] | Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Receivables recognised in a business combination														$ 143,000
Midas
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			19.90%
Number of equity interests acquired (shares) | shares			46,550
Payments to acquire interest in other investments			$ 38,000
Reunion Gold Corporation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	1990.00%			15.00%
Number of equity interests acquired (shares) | shares	33,200			48,000
Payments to acquire interest in other investments	$ 4,970			$ 9,000